FundVantage Trust

Shelton International Select Equity Fund (fka WHV International Equity Fund)

Shelton Tactical Credit Fund (fka WHV/Acuity Tactical Credit Long/Short Fund)

These materials provide, in interactive data format using the Extensible Business Reporting Language, information relating to the Shelton International Select Equity Fund (fka WHV International Equity Fund) and the Shelton Tactical Credit Fund (fka WHV/Acuity Tactical Credit Long/Short Fund) (the “Funds”) in the prospectuses for the Shelton International Select Equity Fund’s Class A and Class I shares dated September 1, 2016 and the Shelton Tactical Credit Fund’s Class A, Class C and Class I shares dated September 1, 2016, that was filed with the Securities and Exchange Commission pursuant to paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, on September 6, 2016 (SEC Accession No. 0001104659-16- 143245).

EXHIBIT INDEX

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase